Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss for the period	$ (1,664)	$ (5,926)
Adjustments for non-cash items:
Share-based compensation expense	144	769
Change in fair value of warrant liability	(1,142)
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone		1,111
Decrease in deferred tax liability		(148)
Share of loss in associate		50
Fair value of shares issued for services		30
Depreciation	8	11
Changes in operating working capital:
Prepaid expenses and other receivables	802	(67)
Other assets	38	(10)
Accounts payable and accrued liabilities	128	726
Other		1
Net cash used in operating activities	(1,686)	(3,453)
Cash flows from financing activities:
Proceeds from exercise of Pre-Funded Warrants	1
Proceeds from shares issued under ATM and Committed Purchase Agreement		632
Share issuance costs		(19)
Repayment of lease liability	(9)	(7)
Net cash (used in) provided by financing activities	(8)	606
Decrease in cash and cash equivalents during period	(1,694)	(2,847)
Cash and cash equivalents at beginning of period	5,028	10,545
Cash and cash equivalents at end of period	3,334	7,698
Supplemental disclosure of cash flow information:
Cash paid for interest	1	3
Supplemental disclosure of non-cash investing and financing activities:
Right to use asset acquired		303
Lease liability incurred		$ 303